Business Combination (Tables) - AutoLotto, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination (Tables) [Line Items]
Schedule of identified tangible and intangible assets
Cash	$517,460
Accounts receivable, net	34,134
Prepaids	5,024
Property and equipment, net	2,440
Other assets, net	65,349
Intangible assets	8,590,000
Goodwill	4,940,643
Total assets	$14,155,051

Accounts payable and other liabilities	$(387,484)
Customer deposits	(134,707)
Related party loan	(417,017)
Total liabilities	$(939,208)

Total net assets of Acquirees	$13,215,843

Cash	$128,434
Accounts receivable	26,407
Prepaids and other assets	62,856
Property and equipment, net	492
Rent deposit	3,860
Intangible assets	2,380,000
Goodwill	12,997,048
Total assets	$15,599,097

Accounts payable and other liabilities	$8,248
Net assets acquired	$15,590,849

Schedule of purchase price allocated to intangible assets
Category	Fair Value
Customer Relationships	$410,000
Gaming Licenses	$4,020,000
Trade Names and Trademarks	$2,540,000
Technology	$1,620,000
Total Intangibles	$8,590,000

Schedule of adjustments for amortization of intangibles and the addition to basic and diluted weighted average number of shares outstanding
	For the three months ended September 30, 2021		For the nine months ended September 30, 2021
	Lottery.com (As presented above)	Proforma Lottery.com	Lottery.com (As presented above)	Global Gaming Acquisition (Historical)	Proforma Lottery.com
Total revenues	$32,248	$32,248	$47,035	$1,962	$48,998
Net income (loss)	11,153	11,153	3,563	(86)	3,477
Net income (loss) attributable to common shareholders	$11,153	$11,153	$3,563	$(86)	$3,477

Net income (loss) per common share
Basic	$1.89	$1.89	$0.64		$0.63
Diluted	$0.24	$0.24	$0.08		$0.08

Weighted average common shares outstanding
Basic	5,900,980	5,900,980	5,534,794		5,534,794
Diluted	45,956,427	45,956,427	45,590,241		45,590,241

Schedule of purchase consideration

Cash	$12,474,635
Notes payable	$200,000
Options to purchase Digital Security	3,176,214
Total purchase consideration	$15,590,849

Schedule of modification, the total consideration comprised

Total consideration to majority members per modification agreement	$10,295,088
Cash consideration to minority members per purchase agreement	2,119,547
Implied value of digital securities options for minority members	3,176,214
Total purchase price	$15,590,849